Property and Equipment (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total cost	$ 4,409	$ 11,982
Total accumulated depreciation	2,870	2,107
Depreciated cost	1,539	9,875
Leasehold improvements cost	8,669	8,606
Less Assets classified as held for sale	(7,624)
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	2,773	2,851
Total accumulated depreciation	1,887	1,432
Computers [Member]
Property, Plant and Equipment [Line Items]
Total cost	342	276
Total accumulated depreciation	264	203
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	249	249
Total accumulated depreciation	41	28
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total accumulated depreciation	$ 678	$ 444